Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income Expense [Abstract]
Summary of Other income

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Government grants	6,989	18,996	6,438